Commitments and Contingencies (Details) - USD ($)		3 Months Ended	12 Months Ended
	Feb. 05, 2025	Mar. 31, 2025	Dec. 31, 2025	Mar. 31, 2026	Dec. 31, 2024
Commitments and Contingencies [Line Items]
Annual base salaries			$ 1,020,000
Additional securities, aggregate of gross funds			10,000,000
Unpaid and waived	$ 345,900
Accounts payable					$ 313,850
Debt forgiveness		$ 345,900	345,900
Accrued royalties			$ 25,000
Minimum [Member]
Commitments and Contingencies [Line Items]
Commenced period			2 years
Executive’s employment benefits			12 months
Health insurance coverage period			12 months
Maximum [Member]
Commitments and Contingencies [Line Items]
Commenced period			3 years
Executive’s employment benefits			24 months
Health insurance coverage period			18 months
License Agreement [Member]
Commitments and Contingencies [Line Items]
Liability for royalties			$ 25,000
Milestone payment			11,700,000
Accrued royalties			$ 25,000